EQUITY	12 Months Ended
Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
EQUITY

Note 11 - EQUITY:

In March 2024, the Company’s general meeting of shareholders approved a reverse split of shares on a conversion ratio of 11.4372. All numbers of shares and options, and warrants presented in these financial statements are after retrospective application of the reverse-split. For more information see Note 1.

Each holder of the Company’s ordinary shares, par value NIS 0.00286 per share, is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and declared by the Company’s Board of Directors (the “Board”). Since inception, the Company has not declared any dividends.

In February 2021, the Company converted 467,571 preferred shares into 1,565,000 ordinary shares before the split as describe below (Following the reverse split in March 2024, as described above, the converted preferred shares would have differed from 18,881,400 ordinary shares to 1,650,875 ordinary shares).

In February 2021, the Company’s general meeting of shareholders approved the split of all classes in its issued and paid-up share capital into ordinary shares. Additionally, the general meeting approved a split of shares on a 40:1 ratio.

On February 18, 2021, the Company signed a binding memorandum with Arko shortly before obtaining permission to issue a complementary prospectus ahead of an initial public offering (IPO) of the Company on the Tel Aviv Stock Exchange (“TASE”), granting 26,230 warrants for the acquisition of ordinary shares of the Company, exercisable for a price per share at 120% of a the share price that would be determined at the IPO and for a period of five years. As of December 31, 2023, the warrants have yet to be exercised. Sales and marketing expenses for the year ended December 31, 2021 include an expense of $269 thousand.

In March 2021, the Company completed an IPO of its securities on the TASE and issued to the public 33,754 units, each composed of 8.74 ordinary shares, 6.56 Series 1 and 2.19 Series 2 options. Option series 1 will exercise period is within one year, with an exercise price of $29.7 (NIS 92.9). Option series 2 exercise period is within two years, with an exercise price of $44.6 (NIS 139.5). Gross issue proceeds were $8.4 million (NIS 27.4 million). Issuance costs were $0.6 million (NIS 1.9 million), recognized as a deduction from additional paid-in capital.

In March 2022, the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued 352,276 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. The options will vest over a period of 3 years, with an exercise price of $9.1 (NIS 32) for one year period and $11.4 (NIS 41.2) for additional two years period. In the private placement, the Company issued 42,735 units, each composed of 8.74 ordinary shares and 7.43 Series 3 options as well as 16,239 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. Gross issue proceeds were $29 million (NIS 96 million). Issuance costs amounted to USD 1.7 million (NIS 5.7 million), including NIS 0.5 million paid to an advisor through the allocation of shares and Series 3 options, were recognized as a deduction from additional paid-in capital.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

Keyarch Acquisition Corporation [Member]
Subsidiary or Equity Method Investee [Line Items]
EQUITY

Note 7 – Shareholder’s Equity

Preferred shares - The Company is authorized to issue 1,000,000 preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2023 and December 31, 2022, there were no preferred shares issued or outstanding.

Ordinary Shares

Class A Ordinary Shares - The Company is authorized to issue 180,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2023, and December 31, 2022, there were 3,619,999 Class A ordinary shares and 745,000 Class A ordinary shares issued and outstanding (excluding 2,377,318 and 11,500,000 shares subject to possible redemption), respectively.

Class B Ordinary Shares - The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of December 31, 2023, and December 31, 2022, there was 1 Class B ordinary share and 2,875,000 Class B ordinary shares issued and outstanding respectively.

Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders except as required by law.

On July 20, 2023, the Company’s shareholders approved an amendment to the Amended and Restated Memorandum and Articles of Association to provide for the right of a holder of the Class B ordinary shares to convert such shares into Class A ordinary shares on a one-for-one basis at any time prior to the closing of a Business Combination at the option of such holder.

On August 14, 2023, the Company issued an aggregate of 2,874,999 Class A ordinary shares, par value $0.0001 per share (“Class A Ordinary Shares”) to Keyarch Global Sponsor Limited, the sponsor of the Company (the “Sponsor”), and the Company’s three independent directors, upon the conversion of an equal number of Class B ordinary shares, par value $0.0001 per share (“Class B Ordinary Shares”) held by the Sponsor and the independent directors (the “Conversion”). The 2,874,999 Class A Ordinary Shares issued in connection with the Conversion are subject to the same restrictions as applied to the Class B Ordinary Shares before the Conversion, including, among others, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination as described in the prospectus for the Company’s initial public offering. Following the Conversion, there are 5,997,317 Class A Ordinary Shares issued and outstanding and one Class B Ordinary Share issued and outstanding. The one Class B Ordinary Share issued and outstanding after the Conversion is held by the Sponsor. As a result of the Conversion, the Sponsor and the officers and directors of the Company aggregately hold 56.1% of the outstanding Class A Ordinary Shares.

Warrants

Each whole warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share commencing 30 days after the completion of its initial Business Combination and expiring five years from after the completion of an initial Business Combination. No fractional warrant will be issued and only whole warrants will trade.

In addition, if (x) we issue additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of our initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by our board of directors, and in the case of any such issuance to our Sponsor, initial shareholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of our initial Business Combination on the date of the consummation of our initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of our Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which we consummate our initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the Newly Issued Price and the $18.00 per share redemption trigger price described below under “Redemption” will be adjusted (to the nearest cent) to be equal to 180% of the greater of (i) the Market Value or (ii) the Newly Issued Price.

The Company may redeem the warrants at a price of $0.01 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $18.00 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given, provided there is an effective registration statement and current prospectus in effect with respect to the ordinary shares underlying such warrants during the 30 day redemption period. If a registration statement is not effective within 60 days following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis in accordance with Section 3(a)(9) of the Securities Act or another exemption, but we will use our commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.